Leases - Lease liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
21. Leases
Lease liabilities, Beginning Balance	£ 1,563	£ 1,696
Interest expense	70	76
New leases	85	94
Disposals	(15)	19
Cash payments	(306)	(289)
Exchange and other movements	47	5
Lease liabilities, Ending Balance	£ 1,444	£ 1,563